Shareholders' Equity (Stock Option Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Stockholders' Equity Note [Abstract]
Options, beginning balance	192,130	272,750	413,087
Options, granted	89,907
Options, exercised	(61,711)	(78,620)	(132,587)
Options, forfeited	(5,625)	(2,000)	(7,750)
Options, ending balance	214,701	192,130	272,750
Options, exercisable	129,044
Weighted average exercise price, granted	$ 26.91
Weighted average exercise price, exercised	15.28	$ 17.19	$ 14.28
Weighted average exercise price, forfeited	24.07	15.28	15.28
Weighted average grant date fair value, granted	10.04
Weighted average grant date fair value, exercised	6.54	7.70	6.61
Weighted average grant date fair value, forfeited	$ 9.19	$ 6.54	$ 6.54